Label	Element	Value
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations	us-gaap_CashCashEquivalentsRestrictedCashAndRestrictedCashEquivalentsIncludingDisposalGroupAndDiscontinuedOperations	$ 598,000,000
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations	us-gaap_CashCashEquivalentsRestrictedCashAndRestrictedCashEquivalentsIncludingDisposalGroupAndDiscontinuedOperations	604,000,000
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations	us-gaap_CashCashEquivalentsRestrictedCashAndRestrictedCashEquivalentsIncludingDisposalGroupAndDiscontinuedOperations	509,000,000
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents	us-gaap_CashCashEquivalentsRestrictedCashAndRestrictedCashEquivalents	539,000,000
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents	us-gaap_CashCashEquivalentsRestrictedCashAndRestrictedCashEquivalents	466,000,000
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents	us-gaap_CashCashEquivalentsRestrictedCashAndRestrictedCashEquivalents	490,000,000
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Disposal Group, Including Discontinued Operations	us-gaap_CashCashEquivalentsRestrictedCashAndRestrictedCashEquivalentsDisposalGroupIncludingDiscontinuedOperations	19,000,000
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Disposal Group, Including Discontinued Operations	us-gaap_CashCashEquivalentsRestrictedCashAndRestrictedCashEquivalentsDisposalGroupIncludingDiscontinuedOperations	2,000,000
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Disposal Group, Including Discontinued Operations	us-gaap_CashCashEquivalentsRestrictedCashAndRestrictedCashEquivalentsDisposalGroupIncludingDiscontinuedOperations	0
Equipment [Member]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	us-gaap_AccumulatedDepreciationDepletionAndAmortizationPropertyPlantAndEquipment	0
Property, Plant and Equipment, Gross	us-gaap_PropertyPlantAndEquipmentGross	9,000,000
Retained Earnings [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	$ 0
Common Stock [Member]
Common Stock, Shares, Issued	us-gaap_CommonStockSharesIssued	0
Common Stock [Member] | Reorganization, Chapter 11, Predecessor, before Adjustment [Member]
Common Stock, Shares, Issued	us-gaap_CommonStockSharesIssued	0
Additional Paid-in Capital [Member] | Reorganization, Chapter 11, Predecessor, before Adjustment [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	$ 0